SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income before income tax expenses	$ 3,985,403	$ 8,721,068	$ 4,015,418
Computed income tax expenses with statutory tax rate	997,115	2,180,267	1,003,855
Differential income tax rates applicable to certain entities	(341,814)	(1,080,231)	(585,468)
Additional deduction for research and development expenses	(188,840)	(509,024)	540,141
Tax-exempted income	(534,074)	(1,011,906)	(1,015,909)
Tax effect of permanent difference	(2,335)	45,625	3,091
Effect of temporary differences		90,895
Changes in valuation allowance	235,538	414,681	(235,240)
Others			210,787
Current income tax expenses (benefits)	$ 165,590	$ 130,307	$ (78,743)